UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of Registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CORE GROWTH EQUITY FUND OCTOBER 31, 2010 (Unaudited)

Description	Shares	Value

COMMON STOCK‡ — 96.2%

Consumer Discretionary — 14.8%
Amazon.com* (A)	34,401	$5,680,981
BorgWarner* (A)	67,490	3,786,864
Carnival	68,574	2,960,340
DIRECTV, Cl A* (A)	91,450	3,974,417
Harman International Industries*	111,847	3,752,467
Lowe’s	60,390	1,288,119
O’Reilly Automotive* (A)	75,525	4,418,212
priceline.com*	7,395	2,786,510
Starbucks (A)	148,095	4,217,746
Starwood Hotels & Resorts Worldwide	69,995	3,789,529
Urban Outfitters* (A)	77,260	2,377,290

		39,032,475

Consumer Staples — 10.7%
Coca-Cola	64,189	3,936,070
Costco Wholesale (A)	78,972	4,957,072
Green Mountain Coffee Roasters* (A)	87,060	2,872,109
PepsiCo	56,524	3,691,017
Philip Morris International	104,917	6,137,645
Wal-Mart Stores	125,021	6,772,388

		28,366,301

Energy — 9.4%
Anadarko Petroleum	70,985	4,370,546
Exxon Mobil	79,415	5,278,715
Petroleo Brasileiro ADR	106,659	3,639,205
Schlumberger (A)	95,513	6,675,404
Suncor Energy	111,060	3,555,031
Weatherford International*	75,000	1,260,750

		24,779,651

Financials — 4.2%
Goldman Sachs Group	27,175	4,373,816
Invesco (A)	125,189	2,879,347
JPMorgan Chase	33,402	1,256,917
MetLife	61,069	2,462,913

		10,972,993

Health Care — 8.9%
Allergan	63,618	4,606,579
Celgene* (A)	65,797	4,084,020
CR Bard	32,920	2,736,310
Gilead Sciences* (A)	69,423	2,754,010
Medco Health Solutions*	51,465	2,703,457
Merck	77,945	2,827,845
St. Jude Medical*	99,699	3,818,472

		23,530,693

Industrials — 14.3%
Cummins	55,026	4,847,791
Deere	88,860	6,824,448
Emerson Electric	105,000	5,764,500
Illinois Tool Works (A)	113,015	5,164,785
Rockwell Automation (A)	69,380	4,327,231
Southwest Airlines	295,248	4,062,612
Union Pacific	75,865	6,651,843

		37,643,210

Information Technology — 30.6%
Apple*	50,162	15,092,241
Cisco Systems* (A)	273,355	6,240,695
Cognizant Technology Solutions, Cl A*	89,986	5,866,187
EMC*	262,255	5,509,977
Fortinet* (A)	116,410	3,492,300
Google, Cl A*	14,230	8,722,848

	Shares/
Description	Face Amount	Value

Hewlett-Packard	149,413	$6,284,311
Intel	124,936	2,507,465
International Business Machines	29,720	4,267,792
Mastercard, Cl A (A)	11,643	2,795,019
Microsoft (A)	209,699	5,586,381
Oracle	198,470	5,835,018
QUALCOMM	69,955	3,157,069
Visa, Cl A (A)	66,875	5,227,619

		80,584,922

Materials — 3.3%
Albemarle	28,600	1,433,718
BHP Billiton ADR (A)	53,103	4,385,777
Praxair (A)	32,104	2,932,379

		8,751,874

Total Common Stock (Cost $200,831,511)		253,662,119

CASH EQUIVALENTS** — 26.9%
AIM STIT-Government & Agency Portfolio, 0.020%	8,137,437	8,137,437
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	5,940,718	5,940,718
FFI Select Institutional Fund, 0.236% (B)	19,712,208	19,712,208
Fidelity Institutional Prime Money Market Fund, 0.261% (B)	17,443,134	17,443,134
Western Asset Institutional Cash Reserve, 0.255% (B)	19,821,744	19,821,744

Total Cash Equivalents (Cost $71,055,241)		71,055,241

REPURCHASE AGREEMENTS (B) — 6.7%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $4,493,010 (collateralized by a U.S. Treasury Obligation, par value $4,219,388, 4.500%, 8/15/39; with total market value $4,583,780)	$4,492,928	4,492,928
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $13,214,903 (collateralized by an American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $7,984,198-$8,708,353, 0.389%-0.446%, 4/15/37-1/13/39; with total market value $14,535,979)	13,214,496	13,214,496

Total Repurchase Agreements (Cost $17,707,424)		17,707,424

Total Investments — 129.8% (Cost $289,594,176)†		$342,424,784

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CORE GROWTH EQUITY FUND OCTOBER 31, 2010 (Unaudited)

Percentages are based on Net Assets of $263,727,773.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of October 31, 2010.

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $78,768,102.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $80,625,228.

ADR	— American Depositary Receipt

Cl	— Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $289,594,176, and the unrealized appreciation and depreciation were $57,390,375 and $(4,559,767) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$253,662,119	$—	$—	$253,662,119
Cash Equivalents	71,055,241	—	—	71,055,241
Repurchase Agreements	—	17,707,424	—	17,707,424

Total Investments in Securities	$324,717,360	$17,707,424	$—	$342,424,784

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVIDEND VALUE EQUITY FUND OCTOBER 31, 2010 (Unaudited)

Description	Shares	Value

COMMON STOCK — 99.6%

Consumer Discretionary — 8.1%
Gentex (A)	183,619	$3,668,707
Home Depot (A)	79,915	2,467,775
McDonald’s	65,375	5,084,214
Nordstrom	104,915	4,040,277
Yum! Brands	106,506	5,278,437

		20,539,410

Consumer Staples — 7.9%
Avon Products (A)	145,347	4,425,816
Coca-Cola	85,053	5,215,450
Kellogg	48,410	2,433,087
Kraft Foods, Cl A	78,915	2,546,587
Philip Morris International	89,053	5,209,600

		19,830,540

Energy — 15.0%
Chevron	108,730	8,982,185
Encana	77,363	2,183,184
Exxon Mobil	80,293	5,337,076
Petroleo Brasileiro ADR	190,484	6,499,314
Schlumberger (A)	102,527	7,165,612
Seadrill* (A)	167,400	5,093,982
Tenaris ADR (A)	64,534	2,673,644

		37,934,997

Financials — 22.1%
Allstate	166,710	5,082,988
American Express	95,515	3,960,052
Ameriprise Financial	180,275	9,318,415
Bank of Hawaii (A)	57,924	2,501,737
Bank of Nova Scotia (A)	71,111	3,805,150
BB&T (A)	105,379	2,466,922
HSBC Holdings ADR (A)	121,319	6,321,933
JPMorgan Chase	167,922	6,318,905
NYSE Euronext	215,220	6,594,341
Sun Life Financial	189,586	5,370,971
Wells Fargo	148,399	3,870,246

		55,611,660

Health Care — 10.9%
Becton Dickinson	66,530	5,024,346
Cardinal Health	74,015	2,567,580
Johnson & Johnson (A)	62,521	3,980,712
Medtronic	72,306	2,545,894
Merck	188,464	6,837,474
Novartis ADR (A)	110,740	6,417,383

		27,373,389

Industrials — 10.2%
Emerson Electric	96,590	5,302,791
General Electric	235,105	3,766,382
Honeywell International	141,200	6,651,932
Norfolk Southern	80,910	4,975,156
United Technologies	67,958	5,081,220

		25,777,481

Information Technology — 5.5%
Corning	136,715	2,499,150
Maxim Integrated Products (A)	286,575	6,207,214
SAP ADR (A)	27,131	1,403,487
Telefonaktiebolaget LM Ericsson ADR (A)	343,100	3,770,669

		13,880,520

Materials — 7.3%
Air Products & Chemicals	89,078	7,568,958

	Shares/
Description	Face Amount	Value

BHP Billiton ADR (A)	47,046	$3,885,529
Dow Chemical (A)	40,580	1,251,081
RPM International	70,555	1,461,194
Southern Copper	97,422	4,169,662

		18,336,424

Telecommunication Services — 7.1%
AT&T	264,680	7,543,380
BCE (A)	120,020	4,021,870
Rogers Communications, Cl B (A)	132,875	4,843,294
Vodafone Group ADR (A)	58,423	1,607,217

		18,015,761

Utilities — 5.5%
Alliant Energy	66,435	2,426,871
American Water Works	204,790	4,890,385
Aqua America (A)	246,735	5,312,204
NextEra Energy (A)	22,605	1,244,179

		13,873,639

Total Common Stock (Cost $223,236,690)		251,173,821

CASH EQUIVALENTS ** (B) — 20.6%
Dreyfus Institutional Cash Advantage Fund, 0.219%	4,908,423	4,908,423
FFI Select Institutional Fund, 0.236%	16,286,898	16,286,898
Fidelity Institutional Prime Money Market Fund, 0.261%	14,412,112	14,412,112
Western Asset Institutional Cash Reserve, 0.255%	16,377,400	16,377,400

Total Cash Equivalents (Cost $51,984,833)		51,984,833

REPURCHASE AGREEMENTS (B) — 5.8%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase Price $3,712,279 (collateralized by a U.S. Treasury Obligation, par value $3,486,202, 4.500%, 8/15/39; with total market value $3,787,275)	$3,712,211	3,712,211
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase Price $10,918,603 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $6,596,817-$7,195,138, 0.389%-0.446%, 4/15/37-1/13/39; with total market value $12,010,121)	10,918,266	10,918,266

Total Repurchase Agreements (Cost $14,630,477)		14,630,477

Total Investments — 126.0% (Cost $289,852,000) †		$317,789,131

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVIDEND VALUE EQUITY FUND OCTOBER 31, 2010 (Unaudited)

Percentages are based on Net Assets of $252,236,933.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of October 31, 2010.

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $65,036,773.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $66,615,310.

ADR	— American Depositary Receipt

Cl	— Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $289,852,000, and the unrealized appreciation and depreciation were $32,804,194 and $(4,867,063) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$251,173,821	$—	$—	$251,173,821
Cash Equivalents	51,984,833	—	—	51,984,833
Repurchase Agreements	—	14,630,477	—	14,630,477

Total Investments in Securities	$303,158,654	$14,630,477	$—	$317,789,131

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST STRATEGIC BALANCED FUND OCTOBER 31, 2010 (Unaudited)

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 94.7%

Exchange Traded Fund — 64.2%
iShares Barclays 7-10 Year Treasury Bond Fund	2,432	$240,209
iShares Barclays Aggregate Bond Fund	7,695	835,292
iShares Barclays Intermediate Credit Bond Fund	1,974	214,021
iShares FTSE/Xinhua China 25 Index Fund	5,799	260,839
iShares iBoxx Investment Grade Corporate Bond Fund (A)	6,523	732,924
iShares Lehman Treasury Inflation- Protected Securities Fund	3,779	421,812
iShares MSCI EAFE Index Fund (A)	21,542	1,228,109
iShares MSCI Emerging Markets Index Fund (A)	5,498	253,623
iShares MSCI Germany Index Fund (A)	22,940	546,660
iShares MSCI Singapore Index Fund	8,952	122,195
iShares S&P MidCap 400 Index Fund (A)	4,602	380,862
SPDR International Small Cap (A)	15,525	450,380
SPDR S&P 500 Trust	29,707	3,521,171
SPDR S&P China (A)	3,332	266,327
Utilities Select Sector SPDR	7,491	237,914
Vanguard Emerging Markets	14,083	659,507
Vanguard Large Cap Fund	61,820	3,346,935
Vanguard Mega Cap 300 Fund	16,569	671,542
Vanguard Mid Cap Fund	9,525	657,415
Vanguard Small Cap Fund	5,792	382,446
Vanguard Small Cap Value Fund (A)	7,979	493,501

		15,923,684

Open-End Fund — 29.3%
Cohen & Steers Institutional Global Realty Shares	11,667	246,283
Cohen & Steers Institutional Realty Shares	17,552	651,356
Frost Low Duration Bond Fund, Institutional Shares **	29,530	317,154
Ivy High Income Fund	55,599	478,707
Mainstay Convertible Fund	32,029	485,243
PIMCO Total Return Fund	334,207	3,906,879
Templeton Global Bond Fund	88,319	1,202,017

		7,287,639

Closed-End Fund — 1.2%
Macquarie Global Infrastructure Total Return Fund	17,104	295,215

Total Registered Investment Companies (Cost $23,521,742)		23,506,538

COMMON STOCK — 2.3%

Materials — 2.3%
BHP Billiton ADR (A)	3,503	289,313
Vale ADR, Cl B	8,266	265,669

Total Common Stock (Cost $489,440)		554,982

CASH EQUIVALENTS * — 17.4%
AIM STIT-Government & Agency Portfolio, 0.020%	749,739	749,739
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	335,986	335,986
FFI Select Institutional Fund, 0.236% (B)	1,114,854	1,114,854

	Shares/
Description	Face Amount	Value

Fidelity Institutional Prime Money Market Fund, 0.261% (B)	986,523	$986,523
Western Asset Institutional Cash Reserve, 0.255% (B)	1,121,049	1,121,049

Total Cash Equivalents (Cost $4,308,151)		4,308,151

REPURCHASE AGREEMENTS (B) — 4.0%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $254,109 (collateralized by a U.S. Treasury Obligation, par value $238,634, 4.500%, 8/15/39; with total market value $259,243)	$254,104	254,104
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $747,389 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $451,558-$492,514, 0.389%- 0.446%, 4/15/37-1/13/39; with total market value $822,104)	747,366	747,366

Total Repurchase Agreements (Cost $1,001,470)		1,001,470

Total Investments — 118.4% (Cost $29,320,803) †		$29,371,141

Percentages are based on Net Assets of $24,815,008.

*	Rate shown is the 7-day effective yield as of October 31, 2010.

**	Affiliated Investment

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $4,462,295.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $4,559,882.

ADR	— American Depositary Receipt

Cl	— Class

EAFE	— Europe, Australasia, and Far East

FTSE	— Financial Times and the London Stock Exchange

MSCI	— Morgan Stanley Capital International

S&P	— Standard & Poor’s

SPDR	— Standard & Poor’s Depositary Receipts

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $29,320,803, and the unrealized appreciation and depreciation were $1,456,835 and $(1,406,497) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Registered Investment Companies	$23,506,538	$—	$—	$23,506,538
Common Stock	554,982	—	—	554,982
Cash Equivalents	4,308,151	—	—	4,308,151
Repurchase Agreements	—	1,001,470	—	1,001,470

Total Investments in Securities	$28,369,671	$1,001,470	$—	$29,371,141

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS	DEEP VALUE EQUITY FUND
OCTOBER 31, 2010
(Unaudited)

Description	Shares	Value

COMMON STOCK — 93.5%

Consumer Discretionary — 8.1%
Gannett (A)	235,500	$2,790,675
Home Depot	100,700	3,109,616
JC Penney	27,500	857,450
Nintendo ADR	143,700	4,619,955
Staples	76,000	1,555,720

		12,933,416

Consumer Staples — 7.0%
Archer-Daniels-Midland	212,300	7,073,836
Wal-Mart Stores	75,900	4,111,503

		11,185,339

Energy — 6.2%
BP ADR (A)	104,400	4,262,652
ConocoPhillips	57,600	3,421,440
Valero Energy	117,700	2,112,715

		9,796,807

Financials — 20.5%
Allstate	126,200	3,847,838
Annaly Capital Management‡ (A)	248,300	4,397,393
Bank of America	193,830	2,217,415
Barclays ADR (A)	163,800	2,891,070
Fidelity National Financial, Cl A	218,300	2,923,037
Genworth Financial, Cl A*	66,800	757,512
Lincoln National	35,567	870,680
Marsh & McLennan	303,700	7,586,426
RenaissanceRe Holdings	65,800	3,965,108
XL Group, Cl A	151,250	3,198,938

		32,655,417

Health Care — 7.3%
Becton Dickinson	27,500	2,076,800
Eli Lilly (A)	30,600	1,077,120
Johnson & Johnson (A)	34,400	2,190,248
Medtronic	40,100	1,411,921
Novartis ADR (A)	42,200	2,445,490
Teva Pharmaceutical Industries ADR	46,600	2,418,540

		11,620,119

Industrials — 11.3%
Boeing	84,800	5,990,272
Carlisle	51,100	1,792,077
Dover	105,400	5,596,740
Granite Construction (A)	18,100	437,658
Ingersoll-Rand (A)	105,300	4,139,343

		17,956,090

Information Technology — 13.1%
Applied Materials	181,100	2,238,396
Black Box	99,456	3,301,939
Canon ADR (A)	13,400	616,400
International Business Machines	53,200	7,639,520
Nokia ADR (A)	122,900	1,312,572
Technitrol (A)	377,200	1,735,120
Western Union	224,000	3,942,400

		20,786,347

Materials — 4.4%
Alcoa (A)	117,200	1,538,836
Dow Chemical (A)	126,300	3,893,829
PPG Industries	21,100	1,618,370

		7,051,035

Telecommunication Services — 13.8%
AT&T	306,092	8,723,622
Nippon Telegraph & Telephone ADR	328,100	7,395,374
Verizon Communications	178,700	5,802,389

		21,921,385

	Shares/Face
Description	Amount	Value

Utilities — 1.8%
Southern Union	115,300	$2,897,489

Total Common Stock (Cost $172,006,177)		148,803,444

CASH EQUIVALENTS ** — 20.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	10,297,370	10,297,370
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	2,037,368	2,037,368
FFI Select Institutional Fund, 0.236% (B)	6,760,298	6,760,298
Fidelity Institutional Prime Money Market Fund, 0.261% (B)	5,982,119	5,982,119
Western Asset Institutional Cash Reserve, 0.255% (B)	6,797,863	6,797,863

Total Cash Equivalents (Cost $31,875,018)		31,875,018

REPURCHASE AGREEMENTS (B) — 3.8%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $1,540,877 (collateralized by a U.S. Treasury Obligation, par value $1,447,038, 4.500%, 8/15/39; with total market value $1,572,007)	$1,540,849	1,540,849
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $4,532,049 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $2,738,179-$2,986,528, 0.389%-0.446%, 4/15/37-1/13/39; with total market value $4,985,111)	4,531,909	4,531,909

Total Repurchase Agreements (Cost $6,072,758)		6,072,758

Total Investments — 117.4% (Cost $209,953,953) †		$186,751,220

Percentages are based on Net Assets of $159,113,505.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of October 31, 2010.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $26,941,359.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $27,650,406.

ADR	— American Depositary Receipt

Cl	— Class

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS	DEEP VALUE EQUITY FUND
OCTOBER 31, 2010
(Unaudited)

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $209,953,953, and the unrealized appreciation and depreciation were $19,302,216 and $(42,504,949) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$148,803,444	$—	$—	$148,803,444
Cash Equivalents	31,875,018	—	—	31,875,018
Repurchase Agreements	—	6,072,758	—	6,072,758

Total Investments in Securities	$180,678,462	$6,072,758	$—	$186,751,220

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Shares	Value

COMMON STOCK — 98.4%

Consumer Discretionary — 13.0%
Carter’s*	76,000	$1,892,400
Chico’s FAS	181,210	1,761,361
Harman International Industries*	55,700	1,868,735
hhgregg* (A)	84,603	1,949,253
Jack in the Box* (A)	82,000	1,899,120
Lions Gate Entertainment* (A)	294,847	2,131,744
Morton’s Restaurant Group* (A)	237,647	1,330,823
Office Depot*	288,381	1,294,831
Penske Automotive Group*	146,000	1,963,700
Saks* (A)	172,903	1,926,139
Skechers U.S.A., Cl A* (A)	80,965	1,573,960
Talbots* (A)	199,740	1,953,457
Weight Watchers International (A)	56,279	1,884,784
Wet Seal, Cl A*	437,956	1,532,846

		24,963,153

Consumer Staples — 3.2%
BJ’s Wholesale Club*	42,800	1,786,044
Diamond Foods (A)	26,733	1,181,599
Fresh Del Monte Produce*	83,900	1,856,707
GLG Life Tech*	149,843	1,302,135

		6,126,485

Energy — 9.3%
Alpha Natural Resources*	41,272	1,864,256
Basic Energy Services*	127,551	1,410,714
Carrizo Oil & Gas* (A)	75,726	1,788,648
Forest Oil* (A)	62,400	1,917,552
Key Energy Services*	185,000	1,822,250
Lufkin Industries (A)	43,660	2,132,791
Oil States International*	38,440	1,965,053
Superior Energy Services*	69,780	1,927,323
Swift Energy* (A)	65,000	2,070,250
Union Drilling*	216,752	990,557

		17,889,394

Financials — 16.0%
Alterra Capital Holdings	92,430	1,867,086
American Equity Investment Life Holding	175,710	1,906,453
Calamos Asset Management, Cl A (A)	184,431	2,211,328
Cathay General Bancorp (A)	156,610	2,129,896
First Community Bancshares	107,651	1,448,982
Greenhill (A)	25,056	1,946,100
Hanover Insurance Group (A)	42,000	1,900,500
National Financial Partners* (A)	139,933	1,931,075
optionsXpress Holdings*	119,072	1,901,580
Penson Worldwide* (A)	373,187	1,921,913
Popular*	752,634	2,054,691
PrivateBancorp, Cl A	157,600	1,858,104
Reinsurance Group of America, Cl A	40,000	2,002,800
Texas Capital Bancshares* (A)	102,870	1,867,091
Washington Banking (A)	66,903	842,309
WSFS Financial	71,469	2,790,150

		30,580,058

Health Care — 12.6%
Alere* (A)	62,500	1,846,875
Arthrocare*	49,094	1,339,284
Cepheid* (A)	83,014	1,746,615
Emdeon, Cl A*	151,070	2,059,084
Health Net*	66,300	1,782,807
Medicis Pharmaceutical, Cl A	60,300	1,793,925
Myriad Genetics*	100,098	1,994,953
Natus Medical* (A)	146,849	1,923,722

Description	Shares	Value

NuVasive* (A)	50,817	$1,331,405
Orthofix International*	62,600	1,753,426
Par Pharmaceutical*	36,105	1,173,774
Salix Pharmaceuticals* (A)	36,886	1,395,397
Universal Health Services, Cl B	47,910	1,977,246
Viropharma*	118,909	1,945,351

		24,063,864

Industrials — 18.8%
Allegiant Travel, Cl A (A)	39,257	1,848,612
Alliant Techsystems*	25,290	1,928,110
Ameron International	27,292	1,876,598
Carlisle	60,651	2,127,031
Cenveo*	270,407	1,487,239
Chicago Bridge & Iron*	76,000	1,915,960
Crane	50,300	1,924,478
Diana Shipping*	135,800	1,853,670
Franklin Electric	55,330	1,997,966
FTI Consulting*	52,191	1,850,693
GATX	62,590	1,981,599
GrafTech International*	83,519	1,375,558
Harsco	38,720	897,530
Herman Miller	96,080	1,847,618
Kennametal	18,000	614,520
Keyw Holding*	200,771	2,549,792
Kirby* (A)	46,150	1,983,988
Robbins & Myers (A)	69,000	2,003,070
Triumph Group	24,090	2,013,683
Wabtec	40,100	1,878,284

		35,955,999

Information Technology — 20.6%
Advanced Energy Industries*	98,926	1,420,577
Atheros Communications* (A)	64,455	2,000,683
Broadridge Financial Solutions	87,000	1,914,000
Brocade Communications Systems*	301,563	1,905,878
Cymer*	51,030	1,885,559
Diebold	59,700	1,829,805
Integrated Device Technology*	571,716	3,367,407
Intersil, Cl A	80,493	1,053,653
Jabil Circuit (A)	136,000	2,086,240
Microsemi*	94,000	1,880,000
NCR*	140,000	1,920,800
NICE Systems ADR*	57,407	1,922,560
Progress Software*	50,847	1,900,153
Super Micro Computer*	174,534	1,940,818
Synopsys* (A)	75,550	1,932,569
Technitrol (A)	207,373	953,916
Teradyne*	179,000	2,011,960
TriQuint Semiconductor*	205,000	2,111,500
Ultratech*	75,049	1,374,147
Varian Semiconductor Equipment Associates*	63,150	2,063,111
Zoran*	289,841	2,052,074

		39,527,410

Materials — 4.9%
American Vanguard	144,235	1,063,012
Coeur d’Alene Mines* (A)	103,563	2,134,433
Intrepid Potash* (A)	65,094	2,234,677
Solutia*	107,100	1,939,581
Temple-Inland	97,140	2,012,741

		9,384,444

Total Common Stock (Cost $175,307,523)		188,490,807

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

	Shares/Face
Description	Amount	Value

CASH EQUIVALENTS ** — 18.7%
AIM STIT-Government & Agency Portfolio, 0.020%	3,430,529	$3,430,529
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	3,062,035	3,062,035
FFI Select Institutional Fund, 0.236% (B)	10,160,299	10,160,299
Fidelity Institutional Prime Money Market Fund, 0.261% (B)	8,990,746	8,990,746
Western Asset Institutional Cash Reserve, 0.255% (B)	10,216,756	10,216,756

Total Cash Equivalents (Cost $35,860,365)		35,860,365

REPURCHASE AGREEMENTS (B) — 4.8%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $2,315,840 (collateralized by a U.S. Treasury Obligation, par value $2,174,807, 4.500%, 8/15/39; with total market value $2,362,626)	$2,315,798	2,315,798
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $6,811,381 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $4,115,310-$4,488,562, 0.389%-0.446%, 4/15/37-1/13/39; with total market value $7,492,306)	6,811,171	6,811,171

Total Repurchase Agreements (Cost $9,126,969)		9,126,969

Total Investments — 121.9% (Cost $220,294,857) †		$233,478,141

Percentages are based on Net Assets of $191,532,215.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of October 31, 2010.

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $39,569,081.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $41,556,805.

ADR	— American Depositary Receipt

Cl	— Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $220,294,857, and the unrealized appreciation and depreciation were $18,239,433 and $(5,056,149) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$188,490,807	$—	$—	$188,490,807
Cash Equivalents	35,860,365	—	—	35,860,365
Repurchase Agreements	—	9,126,969	—	9,126,969

Total Investments in Securities	$224,351,172	$9,126,969	$—	$233,478,141

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Shares	Value

COMMON STOCK — 94.6%

Australia — 2.1%
BHP Billiton	149,928	$6,160,539

Bermuda — 0.9%
Seadrill (A)	85,474	2,578,800

Brazil — 3.7%
BM&F BOVESPA	479,210	4,008,021
Empresa Brasileira de Aeronautica ADR (A)	80,300	2,316,655
Natura Cosmeticos	148,800	4,265,471

		10,590,147

Canada — 4.2%
Canadian National Railway	77,700	5,037,651
Canadian Natural Resources	118,180	4,306,628
Potash Corp. of Saskatchewan	19,989	2,900,204

		12,244,483

China — 4.7%
China Life Insurance, Cl H	126,191	552,698
China Merchants Bank, Cl H	1,813,442	5,146,906
Industrial & Commercial Bank of China, Cl H	6,807,800	5,480,387
Sinopharm Group, Cl H	581,600	2,284,712

		13,464,703

Denmark — 3.4%
Novo Nordisk, Cl B	72,960	7,678,853
Vestas Wind Systems*	62,968	2,009,317

		9,688,170

France — 8.5%
Air Liquide	33,946	4,390,400
BNP Paribas	74,797	5,469,778
Lafarge	72,788	4,159,025
LVMH Moet Hennessy Louis Vuitton	49,565	7,766,517
Publicis Groupe	54,648	2,721,753

		24,507,473

Germany — 5.5%
Deutsche Bank	54,700	3,152,900
Fresenius Medical Care & KGaA	83,500	5,318,390
SAP	143,513	7,483,206

		15,954,496

Hong Kong — 4.6%
CNOOC	3,012,475	6,241,498
Hong Kong Exchanges and Clearing	313,200	6,893,196

		13,134,694

Ireland — 0.9%
Covidien	68,000	2,711,160

Israel — 2.6%
Teva Pharmaceutical Industries ADR	143,364	7,440,592

Italy — 1.1%
Intesa Sanpaolo	885,316	3,113,883

Japan — 9.3%
Canon	92,336	4,264,307
Dai-ichi Life Insurance	2,079	2,519,061
Fanuc	23,541	3,404,750
Komatsu	270,280	6,616,911
Mitsubishi UFJ Financial Group	966,200	4,498,138

Description	Shares	Value

Toyota Motor	151,855	$5,389,863

		26,693,030

Luxembourg — 1.4%
ArcelorMittal	126,400	4,062,355

Mexico — 3.0%
America Movil ADR, Ser L	73,268	4,195,326
Wal-Mart de Mexico	1,600,580	4,386,857

		8,582,183

Netherlands — 3.0%
ING Groep*	370,300	3,952,409
Schlumberger (A)	67,850	4,742,036

		8,694,445

South Korea — 1.6%
Hyundai Motor	30,628	4,632,349

Spain — 2.1%
Telefonica	220,000	5,939,326

Sweden — 2.0%
Hennes & Mauritz, Cl B	167,084	5,873,803

Switzerland — 6.1%
Julius Baer Group	72,705	3,071,772
Logitech International* (A)	111,586	2,117,773
Nestle	97,800	5,361,493
Novartis	121,287	7,037,656

		17,588,694

Taiwan — 0.8%
HTC	106,000	2,391,706

Turkey — 1.1%
Turkiye Garanti Bankasi	526,700	3,189,532

United Kingdom — 20.3%
Amdocs*	83,874	2,573,254
ARM Holdings	473,200	2,751,321
BG Group	192,817	3,750,865
British American Tobacco	172,637	6,575,701
British Sky Broadcasting Group	312,146	3,529,402
Cairn Energy*	254,890	1,574,196
Carnival	153,638	6,614,273
Kingfisher	1,127,876	4,292,441
Pearson	170,654	2,606,895
Reckitt Benckiser Group	95,412	5,330,697
SABMiller	111,923	3,624,547
Smith & Nephew	255,714	2,246,767
Standard Chartered	229,040	6,618,202
Tesco	933,121	6,374,475

		58,463,036

United States — 1.7%
Southern Copper	68,600	2,936,080
Thomson Reuters	53,400	2,041,349

		4,977,429

Total Common Stock (Cost $230,208,955)		272,677,028

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

	Shares/Face
Description	Amount	Value

PREFERRED STOCK — 2.9%

Germany — 2.9%
Volkswagen	56,704	$8,522,171

Total Preferred Stock (Cost $5,214,032)		8,522,171

RIGHTS — 0.1%

United Kingdom — 0.1%
Standard Chartered*	28,630	240,783

Total Rights (Cost $0)		240,783

CASH EQUIVALENTS ** — 5.8%
AIM STIT-Government & Agency Portfolio, 0.020%	8,588,083	8,588,083
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	756,145	756,145
FFI Select Institutional Fund, 0.236% (B)	2,509,005	2,509,005
Fidelity Institutional Prime Money Market Fund, 0.261% (B)	2,220,193	2,220,193
Western Asset Institutional Cash Reserve, 0.255% (B)	2,522,946	2,522,946

Total Cash Equivalents (Cost $16,596,372)		16,596,372

REPURCHASE AGREEMENTS (B) — 0.8%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $571,878 (collateralized by a U.S. Treasury Obligation, par value $537,051, 4.500%, 8/15/39; with total market value $583,432)	$571,868	571,868
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $1,682,016 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $1,016,243-$1,108,414, 0.389%-0.446%, 4/15/37-1/13/39; with total market value $1,850,165)	1,681,964	1,681,964

Total Repurchase Agreements (Cost $2,253,832)		2,253,832

Total Investments — 104.2% (Cost $254,273,191) †		$300,290,186

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND OCTOBER 31, 2010 (Unaudited)
A summary of the outstanding forward foreign currency contracts held by the Fund at October 31, 2010, is as follows:

						Unrealized
						Appreciation
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		(Depreciation)

Morgan Stanley	11/18/10	GBP	6,700,800	USD	9,710,140	$(1,012,444)
Morgan Stanley	11/18/10	USD	10,330,375	GBP	6,700,800	392,209
State Street	11/30/10	MXP	96,800,000	USD	7,304,778	(529,980)
State Street	11/30/10	USD	876,019	MXP	11,255,700	34,991
State Street	1/25/11	EUR	10,940,600	USD	14,070,104	(1,136,481)
State Street	1/25/11	USD	14,879,435	EUR	10,940,600	327,150

						$(1,924,555)

Percentages are based on Net Assets of $288,180,934.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of October 31, 2010.

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $9,955,413.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $10,262,121.
ADR — American Depositary Receipt
Cl — Class
EUR — Euro
GBP — British Pound Sterling
MXP — Mexican Peso
Ser — Series
USD — US Dollar

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $254,273,191, and the unrealized appreciation and depreciation were $59,503,583 and $(13,486,588) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$269,487,496	$3,189,532	$—	$272,677,028
Preferred Stock	8,522,171	—	—	8,522,171
Rights	240,783	—	—	240,783
Cash Equivalents	16,596,372	—	—	16,596,372
Repurchase Agreements	—	2,253,832	—	2,253,832

Total Investments in Securities	$294,846,822	$5,443,364	$—	$300,290,186

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards*	$—	$(1,924,555)	$—	$(1,924,555)

*	Forward contracts are valued at the unrealized depreciation on the instrument.
During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 23.6%

Consumer Discretionary — 1.6%
AutoZone
6.950%, 06/15/16	$3,000,000	$3,611,811

Consumer Staples — 3.7%
Clorox
5.950%, 10/15/17	3,000,000	3,506,964
CVS Caremark
4.875%, 09/15/14	1,000,000	1,117,439
Macy’s Retail Holdings
7.450%, 09/15/11	1,187,000	1,244,866
Wal-Mart Stores
2.250%, 07/08/15	2,500,000	2,596,053

		8,465,322

Energy — 2.9%
BP AMI Leasing(A)
5.523%, 05/08/19	3,000,000	3,271,383
Noble Holding International
3.450%, 08/01/15	3,000,000	3,178,845

		6,450,228

Financials — 6.9%
Credit Suisse NY MTN
5.000%, 05/15/13	2,000,000	2,187,766
Fifth Third Bancorp
6.250%, 05/01/13	3,000,000	3,304,692
Hartford Financial Services Group
5.250%, 10/15/11	4,500,000	4,662,378
Metropolitan Life Global Funding I (A)
5.125%, 06/10/14	3,000,000	3,344,700
ProLogis‡
5.750%, 04/01/16	2,000,000	2,128,368

		15,627,904

Health Care — 3.0%
McKesson
5.250%, 03/01/13	3,000,000	3,259,461
Wyeth
5.500%, 02/15/16	3,000,000	3,523,350

		6,782,811

Industrials — 1.6%
Ingersoll-Rand Global Holding
9.500%, 04/15/14	3,000,000	3,717,648

Information Technology — 3.0%
Fiserv
6.125%, 11/20/12	1,646,000	1,793,967
3.125%, 10/01/15	2,000,000	2,057,388
International Business Machines
1.000%, 08/05/13	3,000,000	3,017,655

		6,869,010

Sovereign — 0.9%
Austria Government International Bond MTN(A)
2.000%, 11/15/12	2,000,000	2,051,978

Total Corporate Obligations (Cost $49,519,462)		53,576,712

ASSET-BACKED SECURITIES — 22.0%

Automotive — 12.0%
AmeriCredit Automobile Receivables Trust, Ser 2006-1, Cl C
5.280%, 11/06/11	162,676	162,815

Description	Face Amount	Value

AmeriCredit Automobile Receivables Trust, Ser 2006-RM, Cl A2
5.420%, 08/08/11	$343	$343
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl D
4.980%, 01/08/18	4,000,000	4,012,036
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl D
3.520%, 08/08/16	4,000,000	4,016,564
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (A)	500,000	499,933
Fifth Third Auto Trust, Ser 2008-1, Cl A4A
4.810%, 01/15/13	2,500,000	2,552,368
Ford Credit Floorplan Master Owner Trust, Ser 2010-5, Cl B
1.820%, 09/15/15 (A)	1,683,000	1,688,168
Ford Credit Auto Owner Trust, Ser 2010-B, Cl C
2.770%, 05/15/16	500,000	512,054
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.506%, 06/15/13 (B)	5,000,000	4,976,268
Harley-Davidson Motorcycle Trust, Ser 2008-1, Cl A4
4.900%, 12/15/13	1,000,000	1,042,993
Hertz Vehicle Financing, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	500,000	510,952
Santander Drive Auto Receivables Trust, Ser 2007-1, Cl A4
0.306%, 09/15/14 (B)	402,527	399,119
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A4
5.310%, 05/13/13	3,454,959	3,530,430
UPFC Auto Receivables Trust, Ser 2007-A, Cl A3
5.530%, 07/15/13	313,911	317,013
Wachovia Auto Loan Owner Trust, Ser 2007-1, Cl C
5.450%, 10/22/12	1,650,000	1,682,487
Wachovia Auto Loan Owner Trust, Ser 2008-1, Cl A3
4.270%, 04/20/12	263,545	264,476
World Omni Auto Receivables Trust, Ser 2007-B, Cl A4
5.390%, 05/15/13	969,406	999,247

		27,167,266

Credit Cards — 6.7%
Bank of America Credit Card Trust, Ser 2007-A8, Cl A8
5.590%, 11/17/14	2,000,000	2,159,704
Cabela’s Master Credit Card Trust, Ser 2010-1A
1.706%, 01/16/18 (A) (B)	2,000,000	2,062,838
Capital One Multi-Asset Execution Trust, Ser 2006-C3, Cl C3
0.576%, 07/15/14 (B)	3,000,000	2,963,445
Chase Issuance Trust, Ser 2008-A4, Cl A4
4.650%, 03/15/15	2,500,000	2,726,308
Citibank, Ser 2004-B2, Cl B2
0.577%, 10/07/13 (B)	750,000	746,591

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

GE Capital Credit Card Master Note Trust, Ser 2007-2, Cl A
0.296%, 03/15/15 (B)	$2,000,000	$1,989,475
MBNA Credit Card Master Note Trust, Ser 2002-C1, Cl C1
6.800%, 07/15/14	1,000,000	1,060,458
World Financial Network Credit Card Master Trust II, Ser 2010-1A, Cl A
4.160%, 09/15/17 (A)	500,000	504,724
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,079,768

		15,293,311

Other Asset-Backed Securities — 3.3%
John Deere Owner Trust, Ser 2008-A, Cl A4
4.890%, 03/16/15	1,000,000	1,022,646
Marriott Vacation Club Owner Trust, Ser 2009-2A, Cl A
4.809%, 07/20/31 (A)	2,240,264	2,330,173
Sierra Receivables Funding, Ser 2007- 2A, Cl A2
1.256%, 09/20/19 (A) (B)	923,408	888,008
Sierra Receivables Funding, Ser 2010- 1A, Cl A1
4.480%, 07/20/26 (A)	3,263,315	3,345,147

		7,585,974

Total Asset-Backed Securities (Cost $48,061,293)		50,046,551

U.S. GOVERNMENT AGENCY OBLIGATIONS —9.4%
FFCB
4.820%, 10/12/12	5,500,000	5,968,391
4.400%, 01/03/13	1,935,000	2,098,821
FHLB
6.700%, 07/22/14	500,000	605,975
2.450%, 11/10/17	5,000,000	4,985,880
FHLMC
5.500%, 08/20/12 (C)	1,900,000	2,074,114
FNMA
2.250%, 03/30/11 (D)	5,000,000	5,005,040
1.400%, 06/30/11 (D)	500,000	500,625

Total U.S. Government Agency Obligations (Cost $20,332,897)		21,238,846

MUNICIPAL BONDS — 6.5%
City of El Paso Texas, GO
3.610%, 08/15/14	500,000	540,765
Florida Hurricane Catastrophe Fund Finance, Ser A, RB (B)
Callable 11/15/10 @ 100
1.036%, 10/15/12	2,000,000	1,940,620
Georgia Municipal Gas Authority, Ser F, RB
3.071%, 08/01/11	1,000,000	1,013,220
New York Institute of Technology, Ser A-RMKT, RB
4.799%, 03/01/14	3,400,000	3,524,440
North Carolina Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/14	1,500,000	1,549,515

Description	Face Amount	Value

Oklahoma County Finance Authority, RB
5.350%, 09/01/15	$750,000	$819,765
San Antonio Convention Hotel Finance, Ser B, RB, AMBAC
4.800%, 07/15/13	1,215,000	1,256,565
South Texas, Detention Complex Local Development Authority, RB, National-RE
4.340%, 02/01/11	1,865,000	1,869,178
Texas State, Veterans Housing Assistance Project, Ser A-1, GO
7.000%, 12/01/10	195,000	195,694
Will County Community Unit School District No. 365 Valley View, Ser B, GO, Assured Guaranty
4.750%, 11/01/15	2,000,000	2,141,940

Total Municipal Bonds (Cost $14,362,495)		14,851,702

MORTGAGE-BACKED SECURITIES — 7.7%

Agency Mortgage-Backed Obligations — 6.9%
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	9,385,195	10,116,934
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	2,500,000	2,574,612
GNMA, Ser 2010-80
0.656%, 04/20/40 (B)	2,946,316	2,953,548

		15,645,094

Non-Agency Mortgage-Backed Obligation — 0.8%
Morgan Stanley Capital I, Ser 2003-IQ4, Cl C
4.270%, 05/15/40	2,000,000	1,939,426

Total Mortgage-Backed Security (Cost $17,219,272)		17,584,520

CERTIFICATE OF DEPOSIT — 0.1%
Legacy Bank Texas
1.390%, 02/25/11	245,000	245,945

Total Certificate of Deposit (Cost $245,000)		245,945

U.S. TREASURY OBLIGATIONS — 24.9%
U.S. Treasury Bills (E)
0.267%, 06/02/11	5,000,000	4,994,970
0.193%, 01/13/11	10,000,000	9,997,770
U.S. Treasury Inflationary Protection Security
1.250%, 04/15/14	1,000,000	1,095,227
U.S. Treasury Note
2.375%, 09/30/14	5,000,000	5,301,560
0.750%, 09/15/13 (C)	5,000,000	5,039,455
0.625%, 07/31/12	15,000,000	15,076,800
0.500%, 10/15/13 (C)	5,000,000	4,999,610

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

	Face Amount/
Description	Shares	Value

0.375%, 08/31/12	10,000,000	$10,006,250

Total U.S. Treasury Obligations (Cost $56,020,685)		56,511,642

CASH EQUIVALENTS* — 13.3%
AIM STIT-Government & Agency Portfolio, 0.020%	20,556,086	20,556,086
Dreyfus Institutional Cash Advantage Fund, 0.219% (F)	910,097	910,097
FFI Select Institutional Fund, 0.236% (F)	3,019,841	3,019,841
Fidelity Institutional Prime Money Market Fund, 0.261% (F)	2,672,226	2,672,226
Western Asset Inst Cash Reserve, 0.255% (F)	3,036,621	3,036,621

Total Cash Equivalents (Cost $30,194,871)		30,194,871

REPURCHASE AGREEMENTS (F) — 1.2%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $688,314 (collateralized by a U.S. Treasury Obligation, par value $646,395, 4.500%, 8/15/39; with total market value $702,219)	$688,301	688,301
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $2,024,476 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $1,223,151-$1,334,089, 0.389%-0.446%, 4/15/37-1/13/39; with total market value $2,226,861)	2,024,414	2,024,414

Total Repurchase Agreements (Cost $2,712,715)		2,712,715

Total Investments — 108.7% (Cost $238,668,690) †		$246,963,504

Percentages are based on Net Assets of $227,096,941.

*	Rate shown is the 7-day effective yield as of October 31, 2010.

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2010.

(C)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $12,125,442.

(D)	Step Bonds — The rate reflected is the effective yield on October 31, 2010. The coupon on a step bond changes on a specified date.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $12,351,500.
AMBAC — American Municipal Bond Assurance Corporation
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
National-RE (formerly MBIA) — National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $238,668,690, and the unrealized appreciation and depreciation were $8,324,027 and $(29,213) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$56,511,642	$—	$—	$56,511,642
Corporate Obligations	—	53,576,712	—	53,576,712
Asset-Backed Securities	—	50,046,551	—	50,046,551
U.S. Government Agency Obligations	—	21,238,846	—	21,238,846
Mortgage-Backed Securities	—	17,584,520	—	17,584,520
Certificate of Deposit	—	245,945	—	245,945
Municipal Bonds	—	14,851,702	—	14,851,702
Cash Equivalents	30,194,871	—	—	30,194,871
Repurchase Agreements	—	2,712,715	—	2,712,715

Total Investments in Securities	$86,706,513	$160,256,991	$—	$246,963,504

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 36.7%

Consumer Discretionary — 2.2%
AutoZone
7.125%, 08/01/18	$2,000,000	$2,432,734
Best Buy
6.750%, 07/15/13	3,000,000	3,358,881
Yum! Brands
6.250%, 04/15/16	3,000,000	3,512,190

		9,303,805

Energy — 6.7%
Anadarko Petroleum (A)
8.700%, 03/15/19	5,000,000	6,189,900
Nisource Finance
10.750%, 03/15/16	3,000,000	4,022,217
Suncor Energy
6.100%, 06/01/18	3,000,000	3,549,324
Transocean (A)
5.250%, 03/15/13	10,000,000	10,579,780
Valero Energy(A)
9.375%, 03/15/19	3,000,000	3,844,800

		28,186,021

Financials — 22.3%
American Express Credit MTN
7.300%, 08/20/13	3,000,000	3,430,620
Bank of America MTN (C)
5.250%, 03/12/13	5,000,000	5,011,920
BioMed Realty‡ (A) (B)
6.125%, 04/15/20	2,000,000	2,174,268
Capital One Bank USA
8.800%, 07/15/19	5,000,000	6,342,035
CIT Group (A)
7.000%, 05/01/15	5,000,000	4,993,750
Citigroup (A) (D)
0.418%, 03/07/14	10,000,000	9,476,040
Farmers Exchange Capital (B)
7.050%, 07/15/28	5,947,000	5,831,331
General Electric Capital MTN (D)
0.815%, 05/05/26	5,000,000	4,145,205
Goldman Sachs Group (D)
0.889%, 09/29/14	10,000,000	9,776,530
HSBC Finance (D)
0.727%, 06/01/16	3,000,000	2,721,384
JPMorgan Chase
6.300%, 04/23/19	3,000,000	3,501,051
Keycorp MTN
6.500%, 05/14/13	5,000,000	5,501,900
Lehman Brothers Holdings MTN (E)
5.750%, 05/17/13	1,000,000	217,500
Morgan Stanley MTN (A) (C) (D)
5.000%, 06/11/13	5,000,000	5,074,000
2.876%, 05/14/13	5,000,000	5,119,820
PHH(B)
9.250%, 03/01/16	3,000,000	3,078,750
SLM MTN (D)
0.518%, 10/25/11	15,370,000	14,926,053
Wachovia (D)
0.562%, 06/15/17	3,000,000	2,736,417

		94,058,574

Industrials — 1.3%
FedEx
7.375%, 01/15/14	2,000,000	2,359,518
Terex
7.375%, 01/15/14	3,000,000	3,052,500

		5,412,018

Description	Face Amount	Value

Information Technology — 1.1%
Corning
6.625%, 05/15/19	$4,000,000	$4,829,876

Telecommunication Services — 1.9%
Crown Castle Towers (B)
6.113%, 01/15/20	2,500,000	2,780,497
Qwest
7.500%, 06/15/23	3,000,000	3,015,000
Verizon Communications
5.500%, 02/15/18	2,000,000	2,308,724

		8,104,221

Transportation — 1.2%
Ford Motor Credit (D)
3.039%, 01/13/12	5,000,000	5,044,000

Total Corporate Obligations (Cost $144,413,032)		154,938,515

MORTGAGE-BACKED SECURITIES — 33.7%

Agency Mortgage-Backed Obligation — 17.8%
FHLMC
6.000%, 05/01/26 to 11/01/47	5,129,496	5,602,184
5.500%, 12/01/37	2,324,977	2,510,819
5.000%, 04/01/21 to 04/01/24	8,049,844	8,608,036
FNMA
5.500%, 07/01/36 to 12/01/47	5,015,200	5,369,958
5.000%, 04/01/19 to 05/01/35	12,343,705	13,251,450
4.500%, 02/01/39	8,568,053	9,003,724
FNMA, Ser 2005-66, Cl FD
0.556%, 07/25/35 (D)	4,222,057	4,224,810
FNMA STRIPS, IO
5.000%, 09/25/39	19,959,285	2,643,365
4.500%, 11/25/39	23,028,910	3,630,234
4.500%, 05/25/40	23,744,640	3,699,408
GNMA
4.500%, 06/15/39	13,010,423	13,819,368
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	2,500,000	2,574,612

		74,937,968

Non-Agency Mortgage-Backed Obligation — 15.9%
Banc of America Commercial Mortgage, Ser 2006-6, Cl A3
5.369%, 10/10/45	2,500,000	2,626,969
Banc of America Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	5,000,000	4,028,736
Banc of America Commercial Mortgage, Ser 2008-1, Cl AJ
6.194%, 02/10/51 (D)	1,000,000	550,070
Banc of America Commercial Mortgage, Ser 2008-1, Cl B
6.194%, 02/10/51 (B) (D)	500,000	210,117
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl AJ
5.467%, 12/11/40 (D)	3,000,000	2,501,896
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM
5.243%, 12/11/38	3,000,000	2,957,695
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	2,000,000	2,134,328
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM
5.512%, 04/12/38 (D)	1,000,000	1,020,767

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.915%, 06/11/50 (D)	$2,000,000	$1,965,937
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ
5.942%, 06/11/50 (D)	3,000,000	2,383,244
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.942%, 06/11/50 (B) (D)	1,000,000	83,935
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.506%, 02/25/37 (D)	1,000,000	36,260
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
5.728%, 03/15/49 (D)	1,000,000	566,176
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl C
5.784%, 07/10/46 (B) (D)	1,750,000	1,802,480
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	865,000	866,441
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3
5.547%, 02/15/39 (D)	800,000	860,398
Entertainment Properties Trust, Ser 2003-EPR, Cl B
5.734%, 02/15/18 (B)	3,700,000	3,920,221
GE Business Loan Trust, Ser 2007-1A, Cl A
0.426%, 04/16/35 (B) (D)	3,131,784	2,357,802
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.772%, 03/10/39 (B) (D)	1,000,000	157,706
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl B
5.672%, 05/12/45 (D)	1,000,000	473,068
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
6.062%, 02/15/51 (B) (D)	1,000,000	112,023
JPMorgan Chase Commercial Mortgage Securities, Ser LDPX, Cl A3
5.420%, 01/15/49	2,850,000	2,983,806
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/30	2,000,000	2,186,500
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (D)	1,100,000	802,109
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D
6.242%, 07/15/40 (D)	650,000	126,538
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.826%, 06/12/50 (D)	1,000,000	1,063,553
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl B
5.826%, 06/12/50 (D)	250,000	80,985
Merrill Lynch, Ser 2007-7, Cl A4
5.748%, 06/12/50 (D)	2,000,000	2,078,944
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A3l
5.712%, 07/12/44	1,650,000	1,767,528
Morgan Stanley Capital I, Ser 2006-IQ11, Cl AJ
5.765%, 10/15/42 (D)	3,000,000	2,738,278

Description	Face Amount	Value

Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3
5.725%, 10/15/42 (D)	$510,000	$539,582
Morgan Stanley Capital I, Ser 2006-T23, Cl A3
5.805%, 08/12/41 (D)	1,600,000	1,740,319
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM
5.880%, 06/11/49 (D)	3,000,000	2,785,944
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (D)	5,000,000	4,518,989
Morgan Stanley Capital I, Ser 2007-T25, Cl B
5.614%, 11/12/49 (B) (D)	1,750,000	1,002,403
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.649%, 06/11/42 (B) (D)	500,000	332,035
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.280%, 01/11/43	3,500,000	3,996,967
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	200,000	207,547
Morgan Stanley Reremic Trust, Ser GG10, Cl A4A
5.808%, 08/12/45 (B) (D)	5,000,000	5,455,300
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Cl B
5.865%, 07/15/45 (D)	1,000,000	489,409
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
5.828%, 12/15/43 (B) (D)	1,414,000	68,961
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Cl A3
5.750%, 03/25/36	625,391	557,969

		67,139,935

Total Mortgage-Backed Securities (Cost $147,021,210)		142,077,903

ASSET-BACKED SECURITIES — 14.2%

Automotive — 9.1%
AmeriCredit Automobile Receivables Trust, Ser 2006-BG, Cl A4
5.210%, 09/06/13	159,905	163,078
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl C
5.190%, 08/17/15	2,000,000	2,089,791
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl E
8.660%, 10/10/17 (B)	3,300,000	3,413,704
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C
5.940%, 03/20/17 (B)	3,000,000	2,999,094
Capital One Prime Auto Receivables Trust, Ser 2007-2, Cl B
5.680%, 06/15/14	128,000	132,382
Carmax Auto Owner Trust, Ser 2007-2, Cl B
5.370%, 03/15/13	350,000	357,570
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	50,000	51,556
CPS Auto Trust, Ser 2006-A, Cl 1A4
5.330%, 11/15/12 (B)	552,535	553,401

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

CPS Auto Trust, Ser 2007-B, Cl A4
5.600%, 01/15/14 (B)	$58,635	$60,397
DT Auto Owner Trust, Ser 2009-1, Cl C
10.750%, 10/15/15 (B)	2,702,613	2,898,587
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (B)	8,000,000	7,998,928
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl B
0.806%, 06/15/13 (D)	4,820,000	4,759,932
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.506%, 06/15/13 (D)	1,000,000	995,254
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl B
5.430%, 11/15/14	150,000	153,488
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	630,000	649,424
JPMorgan Auto Receivables Trust, Ser 2007-A, Cl C
5.510%, 02/15/14 (B)	130,466	130,684
JPMorgan Auto Receivables Trust, Ser 2008-A, Cl B
5.220%, 07/15/15 (B)	21,415	21,851
Navistar Financial Owner Trust, Ser 2010-A, Cl C
6.160%, 05/18/18 (B)	10,000,000	10,373,744
Santander Drive Auto Receivables Trust, Ser 2007-1, Cl A4
0.306%, 09/15/14 (D)	402,527	399,119
Wachovia Auto Loan Owner Trust, Ser 2006-1, Cl C
5.220%, 11/20/12 (B)	287,000	288,208

		38,490,192

Credit Cards — 1.6%
1st Financial Bank USA, Ser 2009-C, Cl D
11.500%, 10/15/15 (B)	2,000,000	2,001,128
World Financial Network Credit Card Master Trust II, Ser 2010-1, Cl C
7.000%, 09/15/17 (B)	3,850,000	3,891,690
World Financial Network Credit Card Master Trust, Ser 2006-A, Cl B
0.606%, 02/15/17 (B) (D)	750,000	697,210

		6,590,028

Other Asset-Backed Securities — 3.5%
321 Henderson Receivables I, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (B)	1,000,000	1,016,537
CIT Equipment Collateral, Ser 2010- VT1A, Cl D
7.330%, 09/15/17 (B)	2,200,000	2,277,214
Marriott Vacation Club Owner Trust, Ser 2006-1A, Cl C
6.125%, 04/20/28 (B)	98,139	87,679
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl D
6.010%, 10/20/28 (B)	66,675	56,362
Sierra Receivables Funding, Ser 2007- 2A, Cl A2
1.256%, 09/20/19 (B) (D)	4,924,845	4,736,044
Sierra Receivables Funding, Ser 2009- 1A, Cl A1
9.790%, 12/22/25 (B)	337,439	343,049

Description	Face Amount	Value

Sierra Receivables Funding, Ser 2010- 2A, Cl B
5.310%, 11/20/25 (B)	$3,259,158	$3,293,415
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (B)	3,336,349	3,029,084

		14,839,384

Total Asset-Backed Securities (Cost $57,990,047)		59,919,604

MUNICIPAL BONDS — 6.2%
City of Detroit Michigan, Ser A-1, GO, AMBAC
Callable 10/01/15 @ 100
5.150%, 04/01/25	5,000,000	3,598,450
County of Hidalgo Texas, GO, Assured Guaranty
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	510,600
Jefferson County, Ser A, GO
Callable 12/06/10 @ 100
7.700%, 05/15/16	1,250,000	1,252,175
North Texas Tollway Authority, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	3,000,000	3,035,760
State of California, GO
7.950%, 03/01/36	3,000,000	3,145,410
State of Illinois, GO
7.350%, 07/01/35	3,000,000	3,075,540
Texas State Public Finance Authority Charter School Finance, RB
8.125%, 02/15/27	1,900,000	1,962,244
Texas State Public Finance Authority Charter School Finance, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,750,000	1,731,187
University of Texas, Ser D, RB
5.134%, 08/15/42	8,000,000	8,042,000

Total Municipal Bonds (Cost $26,343,370)		26,353,366

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Federal Agricultural Mortgage Corporation
5.100%, 03/10/25	7,500,000	8,174,310
GNMA REMIC, Ser 2008-68, Cl DC
5.000%, 01/20/29	1,220,569	1,261,732
HUD
6.980%, 08/01/14	740,000	745,192

Total U.S. Government Agency Obligations (Cost $9,460,569)		10,181,234

U.S. TREASURY OBLIGATION — 4.7%

U.S. Treasury Note
1.875%, 09/30/17 (A)	20,000,000	19,993,760

Total U.S. Treasury Obligation (Cost $19,967,495)		19,993,760

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

	Shares/Face
Description	Amount	Value

CASH EQUIVALENTS* — 12.4%
AIM STIT-Government & Agency Portfolio, 0.020%	11,381,470	$11,381,470
Dreyfus Institutional Cash Advantage Fund, 0.219% (F)	3,866,045	3,866,045
FFI Select Institutional Fund, 0.236% (F)	12,828,129	12,828,129
Fidelity Institutional Prime Money Market Fund, 0.261% (F)	11,351,482	11,351,482
Western Asset Institutional Cash Reserve, 0.255% (F)	12,899,412	12,899,412

Total Cash Equivalents (Cost $52,326,538)		52,326,538

REPURCHASE AGREEMENTS (F) — 2.7%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $2,923,920 (collateralized by a U.S. Treasury Obligation, par value $2,745,855, 4.500%, 8/15/39; with total market value $2,982,990)	$2,923,866	2,923,866
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $8,599,873 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $5,195,883-$5,667,141, 0.389%-0.446%, 4/15/37-1/13/39; with total market value $9,459,590)	8,599,608	8,599,608

Total Repurchase Agreements (Cost $11,523,474)		11,523,474

Total Investments — 113.0% (Cost $469,045,735) †		$477,314,394

Percentages are based on Net Assets of $422,351,971.

*	Rate shown is the 7-day effective yield as of October 31, 2010.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $51,492,851.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds — The rate reflected is the effective yield on October 31, 2010. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2010.

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $52,468,542.
AMBAC — American Municipal Bond Assurance Corporation
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Department of Housing & Urban Development
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $469,045,735, and the unrealized appreciation and depreciation were $22,314,859 and $(14,046,200) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$154,938,515	$—	$154,938,515
Mortgage-Backed Securities	—	142,077,903	—	142,077,903
Asset-Backed Securities	—	59,919,604	—	59,919,604
U.S. Government Agency Obligations	—	10,181,234	—	10,181,234
U.S. Treasury Obligation	19,993,760	—	—	19,993,760
Municipal Bonds	—	26,353,366	—	26,353,366
Cash Equivalents	52,326,538	—	—	52,326,538
Repurchase Agreements	—	11,523,474	—	11,523,474

Total Investments in Securities	$72,320,298	$404,994,096	$—	$477,314,394

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 98.2%

Alaska — 1.3%
Alaska State, Municipal Bond Bank Authority, Ser A, RB, AMBAC
4.000%, 02/01/12	$1,000,000	$1,039,280
Anchorage, Ser D, GO, National-RE
Callable 06/01/15 @ 100
5.000%, 06/01/18	1,000,000	1,130,600

		2,169,880

Arizona — 0.5%
Pima County, GO, AGM
4.000%, 07/01/11	800,000	817,488

California — 2.3%
California State, GO, National-RE
4.000%, 09/01/15	1,000,000	1,096,410
San Francisco City & County, Unified School District, Proposed A Election 2003, Ser C, GO, National -RE
Callable 06/15/16 @ 100
4.000%, 06/15/18	1,500,000	1,627,845
State of California, GO
Callable 04/01/19 @ 100
6.000%, 04/01/35	1,000,000	1,117,390

		3,841,645

Colorado — 4.2%
Adams County, School District No. 14, GO, FSA
Callable 12/01/16 @ 100
5.125%, 12/01/31	1,000,000	1,070,720
Boulder Valley School District No. Re-2
Boulder, Ser B, GO, State Aid Withholding
4.000%, 12/01/18	2,000,000	2,261,900
Denver City & County, Board of Water Commission, Ser A, RB, AGM
Callable 06/01/13 @ 100
4.750%, 12/01/17	1,570,000	1,674,248
Highlands Ranch, Metropolitan District No. 2, GO, National -RE FGIC
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,060,810
Pueblo City Schools, GO, State Aid Withholding
3.000%, 12/15/13	1,000,000	1,059,630

		7,127,308

Delaware — 0.6%
Delaware State, Ser C, GO (A)
Pre-Refunded @ 100.000000
4.250%, 07/01/11	1,050,000	1,077,657

District of Columbia — 1.1%
District of Columbia, Ser A, GO, AGM- CR FGIC
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,808,835

Florida — 3.1%
Florida Housing Finance, Ser A, RB, FHLMC, FNMA, GNMA
Callable 01/01/20 @ 100
5.000%, 07/01/28	2,000,000	2,189,180

Description	Face Amount	Value

Florida State Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	$2,000,000	$1,993,360
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/12	1,000,000	1,064,180

		5,246,720

Georgia — 2.5%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000,000	1,153,560
Georgia State, Ser D, GO
Callable 12/01/13 @ 100
4.000%, 12/01/14	1,000,000	1,092,610
Municipal Electric Authority of Georgia, RB, AGM(B)
Callable 11/03/10 @ 100
0.350%, 01/01/20	1,935,000	1,935,000

		4,181,170

Illinois — 1.2%
Illinois State, GO
5.000%, 01/01/12	1,000,000	1,038,350
Lake County, Community Unit School District No. 116-Round Lake, GO, XLCA
Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,043,890

		2,082,240

Indiana — 1.5%
Fairfield, School Building, RB, National- RE FGIC
Callable 01/15/14 @ 100
5.000%, 07/15/17	1,115,000	1,196,618
Franklin Township School Building, RB, AMBAC State Aid Withholding
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,368,497

		2,565,115

Iowa — 2.8%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,275,240
City of Coralville Iowa, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,235,138
Dubuque Community School District, RB
3.000%, 07/01/12	1,000,000	1,014,760
Scott County, Public Safety Authority, Unlimited Tax Lease Project, RB, National-RE
4.000%, 06/01/12	1,200,000	1,259,496

		4,784,634

Kentucky — 0.6%
Louisville, Waterworks Board, RB, AGM (A)
Pre-Refunded @ 100
5.000%, 11/15/13	1,000,000	1,001,600

Louisiana — 1.2%
Louisiana State, Ser A, GO, National-RE FGIC
Callable 05/15/11 @ 100
4.625%, 05/15/13	1,000,000	1,019,180

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

St. Tammany, Parishwide School District No. 12, GO, National-RE
Callable 03/01/15 @ 100
4.000%, 03/01/16	$1,000,000	$1,082,500

		2,101,680

Maryland — 1.9%
Annapolis, Public Improvement Project, GO
4.250%, 04/01/12	1,100,000	1,158,729
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,053,660
State of Maryland, Ser A, GO
Callable 03/01/17 @ 100
4.000%, 03/01/23	1,000,000	1,063,140

		3,275,529

Massachusetts — 1.3%
Boston, Ser A, GO, National-RE (A)
Pre-Refunded @ 100
5.000%, 02/01/13	1,000,000	1,099,830
Massachusetts State, Ser A, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/14	1,000,000	1,146,240

		2,246,070

Michigan — 2.5%
Howell, Public Schools, School Building & Site Project, GO
Callable 11/01/13 @ 100
5.000%, 05/01/17	1,000,000	1,084,340
Michigan State Building Authority, Ser I, RB, AGM
Callable 10/15/13 @ 100
5.250%, 10/15/15	2,000,000	2,192,520
Waterford, School District, GO, National- RE
4.000%, 05/01/12	1,000,000	1,046,530

		4,323,390

Mississippi — 0.7%
Rankin County, Development Bank, Public Improvement Project, RB, AMBAC
3.500%, 07/01/14	1,150,000	1,210,996

Nevada — 2.0%
Clark County, School District, Ser A, GO, AGM
Callable 06/15/14 @ 100
4.000%, 06/15/17	1,000,000	1,056,510
Las Vegas, Sewer Authority, Ser A, GO, National-RE FGIC
4.000%, 04/01/12	1,310,000	1,364,732
Nevada State, Natural Resources Project, Ser B, GO
Callable 03/01/12 @ 100
5.000%, 03/01/14	900,000	946,494

		3,367,736

New Jersey — 0.4%
Atlantic County, GO, State Aid Withholding
3.375%, 01/15/15	565,000	611,799

Description	Face Amount	Value

New Mexico — 0.2%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	$300,000	$329,325

New York — 3.5%
New York City, Ser G, GO
5.000%, 08/01/13	1,000,000	1,110,880
New York City, Ser P, GO, National-RE
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,000,000	1,129,310
New York State, Dormitory Authority, Education Project, Ser D, RB
4.000%, 03/15/16	1,000,000	1,116,930
New York State, Thruway Authority, Ser H, RB, National-RE
4.000%, 01/01/18	1,000,000	1,084,100
Suffolk County, Public Improvement Project, Ser B, GO, National-RE
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,548,862

		5,990,082

North Carolina — 0.6%
Mecklenburg County, Public Improvement Project, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 02/01/13	1,000,000	1,077,550

Ohio — 1.9%
Louisiana Public Facilities Authority, RB (B)
0.420%, 08/01/50	1,000,000	1,000,000
Ohio State, Common Schools Project, Ser A, GO
5.000%, 09/15/12	2,000,000	2,165,820

		3,165,820

Oklahoma — 1.3%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (A)
Pre-Refunded @ 100
5.000%, 07/01/16	1,035,000	1,154,160
Tulsa County, Independent School District No. 9, Combined Purpose Project, GO
4.000%, 04/01/11	1,000,000	1,014,940

		2,169,100

Oregon — 0.6%
Oregon State, Board of Higher Education Project, Ser B, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	1,000,000	1,038,230

Tennessee — 1.3%
Montgomery County, GO, National-RE FGIC
Callable 05/01/14 @ 102
4.750%, 05/01/16	2,000,000	2,214,140

Texas — 48.3%
Alvin, Community College District, GO, National-RE
Callable 02/15/15 @ 100
4.000%, 02/15/16	575,000	619,516

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

Austin Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	$1,000,000	$1,076,360
Austin, Public Improvement Project, GO, National-RE FGIC
Callable 09/01/13 @ 100
4.250%, 09/01/17	1,000,000	1,061,820
Austin, Public Improvement Project, Ser 2005, GO, National -RE
Callable 03/01/15 @ 100
5.000%, 09/01/16	500,000	571,475
Austin, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,188,560
Bastrop, Independent School District, GO, Assured Guaranty
Callable 02/15/19 @ 100
5.000%, 02/15/34	1,000,000	1,053,270
Bastrop, Independent School District, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	500,000	538,130
Beaumont, Independent School District, School Building Project, GO, PSF- GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	528,645
Capital Area Cultural Education Facilities Finance, RB
5.125%, 04/01/20	385,000	409,051
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,105,260
City of Arlington Texas
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	259,422
City of Austin Texas, RB, AGM
Callable 11/15/13 @ 100
5.000%, 11/15/15	1,505,000	1,644,213
City of College Station Texas, GO
Callable 02/15/19 @ 100
4.500%, 02/15/27	1,890,000	1,988,658
City of Greenville Texas, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,115,380
City of Kyle Texas, GO
3.500%, 02/15/16	625,000	655,419
City of San Antonio Texas, Ser A, RB
3.000%, 05/15/12	350,000	362,747
City of Temple Texas, GO
2.000%, 08/01/12	1,000,000	1,021,090
College Station, GO
Callable 02/15/18 @ 100
4.000%, 02/15/19	1,000,000	1,091,620
Dallas County, GO
5.000%, 08/15/12	1,000,000	1,080,720
Dallas, Area Rapid Transit, Ser Senior LIEN, RB, National -RE FGIC (A)
Pre-Refunded @ 100
5.000%, 12/01/14	1,000,000	1,093,110
Dallas, GO
Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,111,270
Dallas, GO
Callable 02/15/13 @ 100
4.500%, 02/15/16	1,000,000	1,071,510

Description	Face Amount	Value

Denton Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	$1,000,000	$1,078,000
Denton, GO, AMBAC
4.500%, 02/15/13	805,000	868,627
Ector County Hospital District, Ser A, RB
4.000%, 09/15/14	1,260,000	1,346,499
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,109,330
El Paso, Water & Sewer Authority, RB, National -RE
5.000%, 03/01/11	1,000,000	1,014,010
Elkhart Independent School District, GO, Assured Guaranty
Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	705,612
Forney, Independent School District, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,051,560
Fort Bend County Municipal Utility District No. 25, GO, Assured Guaranty
Callable 10/01/16 @ 100
5.600%, 10/01/36	1,000,000	1,037,580
Fort Bend, GO, National -RE
Callable 03/01/17 @ 100
4.750%, 03/01/31	500,000	518,775
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	547,125
Galveston, Criminal Justice Authority, Ser A, GO, AMBAC (A)
Pre-Refunded @ 100
5.250%, 02/01/13	1,000,000	1,099,480
Grand Prairie, Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,068,190
Harris County Cultural Education Facilities Finance, RB
4.000%, 06/01/14	500,000	548,145
Harris County Cultural Education Facilities Finance, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,058,400
Hurst, Waterworks and Sewer Authority, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,045,820
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,000,000	1,066,230
Irving, Independent School District, School Building Project, GO, PSF- GTD
Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	540,190
Jefferson County Health Facilities Development, RB, AMBAC FHA 242 (A)
Pre-Refunded @ 100
5.200%, 08/15/21	970,000	1,000,865

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

Klein Independent School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	$855,000	$896,279
Lower Colorado, River Authority, RB, AMBAC
Callable 05/15/11 @ 100
5.000%, 05/15/17	1,000,000	1,025,190
Lubbock, GO, National-RE
Callable 02/15/14 @ 100
5.000%, 02/15/16	1,000,000	1,108,310
Lubbock, Waterworks Authority, Waterworks System Surplus Project, GO, AGM
5.000%, 02/15/13	1,000,000	1,090,300
Mansfield, Waterworks & Sewer Authority, GO, National -RE
Callable 02/15/12 @ 100
4.300%, 02/15/19	125,000	127,501
Mesquite Independent School District, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	584,679
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	1,057,550
North Texas, Tollway Authority, Ser C- CONV, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,375,175
Nueces County, GO, AMBAC
Callable 02/15/14 @ 100
5.000%, 02/15/15	1,000,000	1,108,310
Pharr/San Juan/Alamo, Independent School District Texas, GO, PSF-GTD
Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,077,280
Plano, Refunding & Improvement Project, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	1,000,000	1,062,470
Pleasant Grove, Independent School District, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	1,000,000	1,079,150
Port Arthur Independent School District, GO, Assured Guaranty
Callable 02/15/19 @ 100
4.750%, 02/15/39	1,000,000	1,019,840
Red River, Educational Finance Authority, Hockaday School Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,072,780
Rio Grande Valley Health Facilities Development, RB, National -RE
Callable 12/06/10 @ 100
6.400%, 08/01/18	1,000,000	1,010,000
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,090,300
Royal, Independent School District, School Building Project, GO, PSF- GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	417,548

Description	Face Amount	Value

San Angelo Independent School District, Ser A, GO, Assured Guaranty
Callable 02/15/19 @ 100
5.250%, 02/15/34	$1,000,000	$1,081,480
San Antonio, Electric & Gas Authority, RB
Callable 02/01/15 @ 100
5.000%, 02/01/18	1,000,000	1,130,610
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM
Callable 08/15/13 @ 100
4.500%, 08/15/24	1,000,000	1,021,990
San Antonio, Water Systems Authority, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	541,830
San Benito, Consolidated Independent School District, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,069,760
San Marcos, Tax & Toll Authority, GO, AGM
Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	544,875
Spring Branch, Independent School District, GO, PSF-GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,083,340
Spring, Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,119,900
Spring, Independent School District, Schoolhouse Project, GO, FGIC
Callable 08/15/14 @ 100
4.000%, 08/15/15	1,400,000	1,521,772
State of Texas, GO
Callable 08/01/19 @ 200
5.000%, 08/01/21	1,000,000	1,182,700
4.625%, 08/01/30	1,200,000	1,258,428
State of Texas, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,235,924
Texas A&M University, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,099,550
Texas City Industrial Development, RB
7.375%, 10/01/20	500,000	601,450
Texas Southmost College District, GO, AMBAC
Callable 02/15/15 @ 100
5.000%, 02/15/22	1,000,000	1,074,790
Texas State Public Finance Authority Charter School Finance, Ser A, RB
Callable 08/15/20 @ 200
6.000%, 02/15/30	750,000	792,540
5.800%, 08/15/40	1,100,000	1,093,708
Texas State Technical College System, RB, Assured Guaranty
3.000%, 08/01/13	1,100,000	1,149,335
Tomball Hospital Authority, RB
5.000%, 07/01/13	730,000	764,565
Tyler, Independent School District, GO
Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	543,470

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

Description	Face Amount	Value

University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	$500,000	$546,060
Waco Health Facilities Development, Ser A, RB, National-RE FHA
Callable 08/01/16 @ 100
5.000%, 02/01/18	1,000,000	1,057,120
Waller, Independent School District, School Building Project, GO, PSF- GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,105,210
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM
4.125%, 09/15/13	1,075,000	1,167,461
West Harris County, Regional Water Authority, RB, AMBAC
4.500%, 12/15/13	1,315,000	1,436,348
Wylie, GO
Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,062,580
Ysleta, Independent School District, School Building Project, GO, PSF- GTD
5.000%, 08/15/14	1,000,000	1,146,120

		81,987,262

Utah — 2.7%
Jordan, School District, Ser A, GO
Callable 12/15/13 @ 100
4.000%, 06/15/16	1,000,000	1,069,200
Salt Lake City, School District, GO
Callable 03/01/15 @ 100
4.000%, 03/01/17	1,000,000	1,085,960
Utah State, Building Ownership Authority, State Facilities Master Lease Program, Ser A, RB
Callable 05/15/14 @ 100
5.000%, 05/15/18	1,000,000	1,077,010
Washington County, School District, GO
4.000%, 03/01/14	1,225,000	1,343,703

		4,575,873

Vermont — 0.6%
Vermont State, Ser A, GO (A)
Pre-Refunded @ 100
4.250%, 08/01/16	1,000,000	1,066,860

Virginia — 1.6%
Alexandria, Ser B, GO
4.000%, 06/15/14	1,000,000	1,107,800
County of Fairfax Virginia, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,583,445

		2,691,245

Washington — 2.6%
King County, Renton School District No. 403, GO, AGM
Callable 12/01/13 @ 100
4.125%, 12/01/16	1,000,000	1,069,610

	Face Amount/
Description	Shares	Value

King County, Sewer Authority, Ser B, RB, National-RE
Callable 01/01/14 @ 100
5.000%, 01/01/15	$1,090,000	$1,219,895
Washington State, Ser R-03-A, GO, National-RE
Callable 01/01/12 @ 100
4.500%, 01/01/13	1,000,000	1,044,570
Washington State, Ser R-C, GO, National- RE
Callable 01/01/14 @ 100
4.500%, 01/01/17	1,000,000	1,079,060

		4,413,135

Wisconsin — 1.3%
Wisconsin State, Ser 2, GO, National-RE
Callable 05/01/14 @ 100
5.000%, 05/01/17	1,000,000	1,113,300
Wisconsin State, Ser B, GO, AMBAC (A)
Pre-Refunded @ 100
5.000%, 05/01/11	1,000,000	1,023,360

		2,136,660

Total Municipal Bonds (Cost $157,527,846)		166,696,774

CASH EQUIVALENTS* — 0.9%
AIM Tax Free Income, 0.020% (Cost $1,480,343)	1,480,343	1,480,343

Total Investments — 99.1% (Cost $159,008,189) †		$168,177,117

Percentages are based on Net Assets of $169,787,474

*	Rate shown is the 7-day effective yield as of October 31, 2010

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

National-RE (formerly MBIA) — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2010
(Unaudited)

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $159,008,189 and the unrealized appreciation and depreciation were $9,216,605 and $(47,677) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$166,696,774	$—	$166,696,774
Cash Equivalent	1,480,343	—	—	1,480,343

Total Investments in Securities	$1,480,343	$166,696,774	$—	$168,177,117

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND OCTOBER 31, 2010 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 98.3%
Alaska — 1.5%
Juneau City & Borough, Ser A, GO, AGM
4.000%, 06/01/12	$1,000,000	$1,045,550

Arkansas — 1.6%
Arkansas State, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/12	1,000,000	1,078,970

California — 1.8%
California State
0.380%, 11/08/10	1,000,000	1,000,010
San Francisco City & County Airports Commission, RB
5.000%, 05/01/15	250,000	282,775

		1,282,785

Florida — 0.4%
Florida Housing Finance, Ser A, RB, FHLMC, FNMA, GNMA
1.150%, 07/01/12	250,000	247,400

Georgia — 1.1%
City of Atlanta Georgia, Ser A, RB
4.000%, 11/01/11	200,000	205,922
Georgia State, Ser D, GO
4.000%, 08/01/12	500,000	530,805

		736,727

Hawaii — 0.5%
Honolulu City & County, Water Authority, Ser B, RB, National-RE
4.000%, 07/01/12	305,000	321,226

Illinois — 1.4%
State of Illinois, TRAN
3.000%, 04/15/11	1,000,000	1,006,960

Indiana — 0.2%
Mount Vernon of Posey County, RB, AMBAC
4.000%, 01/15/13	100,000	106,918

Iowa — 0.8%
Des Moines, Ser D, GO
3.250%, 06/01/13	500,000	531,585

Maryland — 0.8%
Frederick County, GO
3.750%, 06/01/13	500,000	536,495

Michigan — 1.5%
Michigan Municipal Bond Authority, RB
3.000%, 10/01/15	1,000,000	1,070,760

Minnesota — 1.4%
City of Minneapolis Minnesota, GO (B)
0.320%, 12/01/18	1,000,000	1,000,000

New Jersey — 1.5%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB
3.800%, 01/15/15	1,000,000	1,071,310

Description	Face Amount	Value

New York — 1.9%
New York City, Ser G, GO
5.000%, 08/01/11	$1,000,000	$1,034,310
New York State, Tollway Authority, Ser H, RB, National-RE
4.000%, 01/01/11	300,000	301,659

		1,335,969

North Carolina — 1.5%
North Carolina Eastern Municipal Power Agency, Ser B, RB
3.000%, 01/01/14	1,000,000	1,047,080

Ohio — 5.8%
Albany Industrial Development Agency, Ser A, RB (B) (C)
Callable 12/01/10 @ 100
0.370%, 07/01/16	1,000,000	1,000,000
City of Colorado Springs Colorado, Sub- Ser B, RB (B)
Callable 11/03/10 @ 100
0.370%, 11/01/36	1,000,000	1,000,000
Ohio State, Highway Capital Improvements Authority, Ser H, GO (A)
Pre-Refunded @ 101
5.000%, 05/01/13	1,000,000	1,086,820
University of Cincinnati, Ser F, RB (B) (C)
Callable 12/01/10 @ 100
0.410%, 06/01/34	940,000	940,000

		4,026,820

Oklahoma — 1.5%
Tulsa County, Independent School District, GO
3.500%, 06/01/13	1,000,000	1,062,400

Oregon — 0.4%
Oregon State, Department of Administrative Services, Ser B, COP, AGM
4.000%, 11/01/12	250,000	266,363

Pennsylvania — 1.4%
Allegheny County, Port Authority, RB, National-RE FGIC
Callable 03/01/11 @ 101
5.375%, 03/01/12	935,000	958,917

Puerto Rico — 1.2%
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/14	750,000	817,687

South Carolina — 1.4%
City of North Charleston South Carolina, RB (B)
Callable 12/01/10 @ 100
0.900%, 05/01/24	1,000,000	1,000,000

Tennessee — 1.4%
Chattanooga Industrial Development Board, RB (B) (C)
Callable 12/01/10 @ 100
0.400%, 04/01/24	1,000,000	1,000,000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND OCTOBER 31, 2010 (Unaudited)

Description	Face Amount	Value

Texas — 63.2%
Angleton, Independent School District, GO, PSF-GTD
3.750%, 02/15/14	$900,000	$980,649
Arlington Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/15	500,000	579,770
Arlington, GO
3.500%, 08/15/13	500,000	534,505
Austin Independent School District, GO
3.000%, 08/01/11	50,000	50,999
Bexar County Hospital District, GO
3.625%, 02/15/14	500,000	532,415
Bexar County, Hospital District, GO
3.250%, 02/15/11	420,000	423,301
Bexar Metropolitan Water District, RB
3.000%, 05/01/13	1,000,000	1,032,860
Brownsville, Independent School District, School Building Project, GO, PSF-GTD
5.000%, 02/15/11	150,000	151,842
Brownsville, Public Improvement & Refunding Project, GO, AGM
4.000%, 02/15/15	500,000	548,390
Capital Area Cultural Education Facilities Finance, RB
4.000%, 04/01/12	350,000	357,864
City of Austin Texas, RB, AGM (B)
Callable 11/15/13 @ 200
5.000%, 11/15/15	1,000,000	1,092,500
0.330%, 05/15/24	500,000	500,000
City of Dallas Texas, RB, FSA
Callable 10/01/13 @ 100
5.000%, 10/01/16	1,000,000	1,122,150
City of Lewisville Texas, RB
3.000%, 02/15/15	560,000	586,863
Cleburne, GO, AGM
4.000%, 02/15/13	500,000	533,655
College Station, Independent School District, School Building Project, GO, PSF-GTD
4.250%, 08/15/11	800,000	824,640
Crawford Education Facilities, Ser A, RB (B) (C)
Callable 11/04/10 @ 100
1.070%, 09/01/39	2,000,000	2,000,000
Dallas Area Rapid Transit, Ser A, RB
3.500%, 12/01/15	250,000	274,485
El Paso, Water & Sewer Authority, Refunding & Improvement Project, RB, AMBAC
5.000%, 03/01/11	1,000,000	1,015,280
Fort Bend County Levee Improvement District No. 11, GO
3.500%, 03/01/14	500,000	524,845
Frisco Independent School District, Ser A, GO
2.500%, 08/15/14	1,000,000	1,043,020
Grand Prairie, Refunding & Improvement Project, GO, XLCA
4.125%, 02/15/12	250,000	260,328
Greenville, Electric Utilities Systems, RB
4.000%, 02/15/14	420,000	451,689

Description	Face Amount	Value

Harris County, Cultural Education Facilities Finance, RB
4.000%, 10/01/13	$500,000	$539,780
4.000%, 06/01/14	500,000	548,145
4.000%, 10/01/16	1,000,000	1,064,940
Harris County, Cultural Education Facilities Finance, Ser D, RB
4.000%, 11/15/13	1,000,000	1,041,170
Houston, Independent School District, GO
3.600%, 07/15/12	250,000	263,233
Humble, Independent School District, GO, PSF-GTD
2.900%, 06/15/15	1,000,000	1,071,930
Katy, Independent School District, Ser C, GO, PSF-GTD
3.300%, 02/15/15	325,000	353,408
La Joya, Independent School District, School Building Project, GO, PSF-GTD
3.250%, 02/15/13	560,000	592,418
La Porte, Independent School District, GO
3.000%, 02/15/16	500,000	528,290
Lower Colorado River Authority, RB
3.250%, 05/15/14	500,000	530,710
Lubbock, Wastewater Systems Authority, GO, AGM
3.250%, 02/15/12	265,000	272,995
Lufkin Health Facilities Development, RB
3.600%, 02/15/12	1,000,000	1,008,090
McKinney Independent School District, GO
2.000%, 02/15/13	800,000	819,104
McKinney, GO
3.500%, 08/15/13	930,000	991,268
Mission, Consolidated Independent School District, GO, PSF-GTD
3.250%, 02/15/13	1,010,000	1,068,469
North Texas Tollway Authority, Ser A, RB
3.200%, 01/01/13	1,300,000	1,338,103
Pharr/San Juan/Alamo, Independent School District Texas, GO, PSF-GTD
4.000%, 02/01/14	500,000	548,770
Polk County, GO, AGM
4.000%, 08/15/12	200,000	210,102
Port of Port Arthur, Navigation District Authority, Ser A, GO
4.000%, 03/01/13	1,000,000	1,059,330
Robert Lee, Independent School District, GO
Callable 08/15/11 @ 100
3.000%, 08/15/13	585,000	590,973
San Angelo, Independent School District, Ser A, GO, Assured Guaranty
3.000%, 02/15/13	500,000	522,285
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/11	100,000	101,147
State of Texas, GO
4.000%, 08/01/15	1,000,000	1,120,880
3.000%, 12/01/12	1,640,000	1,720,803
3.000%, 08/01/16	1,885,000	2,023,887
Tarrant County Cultural Education Facilities Finance, RB (B) (C)
Callable 11/03/10 @ 100
0.270%, 06/01/38	700,000	700,000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND OCTOBER 31, 2010 (Unaudited)

	Face Amount
Description	/Shares	Value

Tarrant County, Cultural Education Facilities Finance, Ser C, RB
3.000%, 07/01/12	$1,000,000	$1,020,690
Tarrant Regional Water District, RB, AGM
Callable 03/01/13 @ 100
5.375%, 03/01/16	1,400,000	1,540,896
Texas A&M University, RB
Callable 07/01/14 @ 100
4.500%, 07/01/20	1,000,000	1,072,430
Texas A&M University, Ser C, RB
3.000%, 05/15/14	625,000	668,287
Tomball Hospital Authority, RB
5.000%, 07/01/13	730,000	764,566
University of Texas System, Ser B, RB(B)
Callable 11/03/10 @ 100
0.210%, 08/01/16	750,000	750,000
Uptown Development Authority, TA
2.900%, 09/01/11	500,000	501,620
Waco, Independent School District, GO, PSF-GTD
4.000%, 08/15/13	500,000	544,385
Williamson County Texas, GO
3.000%, 02/15/15	1,000,000	1,065,850

		43,981,004

Virginia — 1.6%
Alexandria, Ser A, GO
3.500%, 07/15/13	500,000	536,540
City of Norfolk Virginia, Ser A, GO
2.500%, 11/01/14	545,000	574,081

		1,110,621

Wisconsin — 2.5%
Wisconsin Health & Educational Facilities Authority, RB
2.500%, 10/01/12	870,000	889,471
Wisconsin State, Transportation Authority, Ser 1, RB, AMBAC
5.500%, 07/01/11	835,000	863,307

		1,752,778

Total Municipal Bonds (Cost $66,329,972)		68,396,325

CASH EQUIVALENTS* — 1.0%
AIM Tax Free Income, 0.020% (Cost $737,439)	737,439	737,439

Total Investments — 99.3% (Cost $67,067,411) †		$69,133,764

Percentages are based on Net Assets of $69,600,502

*	Rate shown is the 7-day effective yield as of October 31, 2010

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected is the rate in effect on October 31, 2010.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

GNMA — Government National Mortgage Association

National-RE (formerly MBIA) — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $67,067,411 and the unrealized appreciation and depreciation were $2,068,953 and $(2,600) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND OCTOBER 31, 2010 (Unaudited)
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$68,396,325	$—	$68,396,325
Cash Equivalent	737,439	—	—	737,439

Total Investments in Securities	$737,439	$68,396,325	$—	$69,133,764

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER TREASURY AND INCOME FUND OCTOBER 31, 2010 (Unaudited)

	Face Amount
Description	/Shares	Value

U.S. TREASURY OBLIGATIONS — 79.7%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,246,000	$2,337,852
3.500%, 01/15/11	909,000	1,148,301
2.625%, 07/15/17	561,000	693,227
2.500%, 07/15/16 to 01/15/29	2,812,000	3,508,807
2.375%, 04/15/11 to 01/15/25	2,019,000	2,534,517
2.125%, 02/15/40	1,012,000	1,197,058
2.000%, 07/15/14	1,012,000	1,281,125
1.875%, 07/15/13	604,000	767,920
1.750%, 01/15/28	2,294,000	2,644,713
1.625%, 01/15/15	923,000	1,142,840
1.375%, 07/15/18 to 01/15/20 (A)	4,135,000	4,545,581

Total U.S. Treasury Obligations (Cost $18,984,663)		21,801,941

CASH EQUIVALENTS* — 21.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	5,458,683	5,458,683
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	33,084	33,084
FFI Select Institutional Fund, 0.236% (B)	109,777	109,777
Fidelity Institutional Prime Money Market Fund, 0.261% (B)	97,140	97,140
Western Asset Institutional Cash Reserve, 0.255% (B)	110,387	110,387

Total Cash Equivalents (Cost $5,809,071)		5,809,071

REPURCHASE AGREEMENTS (B) — 0.4%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $25,021 (collateralized by a U.S. Treasury Obligation, par value $23,498, 4.500%, 8/15/39; with total market value $25,527)	25,021	25,021
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $73,593 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $44,464-$48,497, 0.389%- 0.446%, 4/15/37-1/13/39; with total market value $80,951)	73,591	73,591

Total Repurchase Agreements (Cost $98,612)		98,612

Total Investments — 101.3% (Cost $24,892,346) †		$27,709,624

Percentages are based on Net Assets of $27,356,766.

*	Rate shown is the 7-day effective yield as of October 31, 2010.

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $442,104.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $449,000.

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $24,892,346, and the unrealized appreciation and depreciation were $2,817,278 and $(0) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER TREASURY AND INCOME FUND OCTOBER 31, 2010 (Unaudited)
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$21,801,941	$—	$—	$21,801,941
Cash Equivalents	5,809,071	—	—	5,809,071
Repurchase Agreements	—	98,612	—	98,612

Total Investments in Securities	$27,611,012	$98,612	$—	$27,709,624

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LKCM MULTI-CAP EQUITY FUND OCTOBER 31, 2010 (Unaudited)

Description	Shares	Value

COMMON STOCK — 98.9%

Consumer Discretionary — 3.2%
Home Depot	5,000	$154,400
Kohl’s*	1,200	61,440

		215,840

Consumer Staples — 12.6%
Avon Products	6,000	182,700
Coca-Cola	4,000	245,280
CVS Caremark	5,000	150,600
PepsiCo	2,000	130,600
Procter & Gamble	2,000	127,140

		836,320

Energy — 19.0%
Anadarko Petroleum	2,500	153,925
Cabot Oil & Gas	3,500	101,430
Devon Energy	1,000	65,020
EXCO Resources	6,900	102,327
Exxon Mobil	1,200	79,764
National Oilwell Varco	3,000	161,280
Peabody Energy	3,000	158,700
Schlumberger (A)	2,000	139,780
SM Energy	4,500	187,560
Williams Companies	5,500	118,360

		1,268,146

Financials — 12.1%
Bank of New York Mellon	8,000	200,480
JPMorgan Chase	6,000	225,780
Lazard, Cl A	4,000	147,600
US Bancorp	1,000	24,180
Wells Fargo	8,000	208,640

		806,680

Health Care — 7.7%
Dentsply International	6,000	188,340
PerkinElmer	6,000	140,700
Thermo Fisher Scientific*	3,500	179,970

		509,010

Industrials — 11.7%
Baldor Electric	6,000	252,120
Danaher	6,000	260,160
General Electric	10,000	160,200
Robert Half International	4,000	108,440

		780,920

Information Technology — 23.3%
Akamai Technologies*	3,000	155,010
Apple*	600	180,522
Brocade Communications Systems*	22,500	142,200
Cisco Systems* (A)	5,000	114,150
International Business Machines	1,500	215,400
Microsoft (A)	6,000	159,840
Nuance Communications* (A)	17,500	274,925
Oracle	6,700	196,980
Western Union	6,500	114,400

		1,553,427

Materials — 3.9%
FMC	3,500	255,850

Telecommunication Services — 4.8%
AT&T	11,300	322,050

	Shares/
Description	Face Amount	Value

Utilities — 0.6%
MDU Resources Group	2,000	$39,860

Total Common Stock (Cost $5,365,798)		6,588,103

CASH EQUIVALENTS** — 8.4%
AIM STIT-Government & Agency Portfolio, 0.020%	9,386	9,386
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	52,140	52,140
FFI Select Institutional Fund, 0.236% (B)	173,009	173,009
Fidelity Institutional Prime Money Market Fund, 0.261% (B)	153,093	153,093
Western Asset Inst Cash Reserve, 0.255% (B)	173,970	173,970

Total Cash Equivalents (Cost $561,598)		561,598

REPURCHASE AGREEMENTS (B) — 2.4%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $39,434 (collateralized by a U.S. Treasury Obligation, par value $37,032, 4.500%, 8/15/39; with total market value $40,231)	$39,433	39,433
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $115,984 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $70,075-$76,431, 0.389%- 0.446%, 4/15/37-1/13/39; with total market value $127,578)	115,980	115,980

Total Repurchase Agreements (Cost $155,413)		155,413

Total Investments — 109.7% (Cost $6,082,809) †		$7,305,114

Percentages are based on Net Assets of $6,661,386.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of October 31, 2010.

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $688,640.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $707,625.

Cl	— Class

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LKCM MULTI-CAP EQUITY FUND OCTOBER 31, 2010 (Unaudited)

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $6,082,809, and the unrealized appreciation and depreciation were $1,454,289 and $(231,984) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$6,588,103	$—	$—	$6,588,103
Cash Equivalents	561,598	—	—	561,598
Repurchase Agreements	—	155,413	—	155,413

Total Investments in Securities	$7,149,701	$155,413	$—	$7,305,114

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LKCM SMALL-MID CAP EQUITY FUND OCTOBER 31, 2010 (Unaudited)

Description	Shares	Value

COMMON STOCK — 93.5%

Consumer Discretionary — 20.1%
American Eagle Outfitters (A)	29,600	$473,896
Brunswick (A)	25,000	395,500
Chipotle Mexican Grill, Cl A* (A)	2,850	599,099
Dick’s Sporting Goods*	15,100	435,182
Expedia	16,700	483,465
Life Time Fitness* (A)	12,800	462,464
LKQ* (A)	22,850	496,759
O’Reilly Automotive* (A)	9,150	535,275
Royal Caribbean Cruises* (A)	18,050	713,697
Williams-Sonoma	13,650	441,850

		5,037,187

Consumer Staples — 1.8%
Constellation Brands, Cl A* (A)	22,550	444,912

Energy — 10.0%
Brigham Exploration*	23,500	495,615
Concho Resources* (A)	9,850	676,399
Core Laboratories (A)	6,300	489,951
Range Resources	11,300	422,507
SM Energy	10,500	437,640

		2,522,112

Financials — 8.3%
Affiliated Managers Group* (A)	5,850	500,819
Jones Lang LaSalle	5,150	402,009
Prosperity Bancshares	12,550	390,179
Raymond James Financial (A)	13,450	379,559
Zions Bancorporation (A)	20,200	417,332

		2,089,898

Health Care — 11.4%
American Medical Systems Holdings* (A)	18,200	367,640
Endo Pharmaceuticals Holdings*	14,900	547,426
Health Management Associates, Cl A*	46,200	370,062
HMS Holdings*	6,950	417,764
MedAssets* (A)	19,000	352,260
Parexel International*	17,000	365,500
PerkinElmer	18,650	437,343

		2,857,995

Industrials — 14.8%
Actuant, Cl A	19,100	429,177
AGCO* (A)	10,750	456,553
Ametek	9,900	535,095
BE Aerospace*	16,600	610,216
Gardner Denver	7,650	442,323
Robert Half International	13,150	356,496
Spirit Aerosystems Holdings, Cl A*	18,700	404,668
UTi Worldwide	24,700	474,734

		3,709,262

Information Technology — 17.8%
Akamai Technologies*	12,750	658,793
ANSYS* (A)	9,050	409,513
Brocade Communications Systems*	76,150	481,268
F5 Networks*	5,625	662,062
National Instruments	11,450	398,345
Nuance Communications* (A)	32,000	502,720
TIBCO Software*	44,800	861,056
Trimble Navigation*	14,050	503,552

		4,477,309

	Shares/
Description	Face Amount	Value

Materials — 5.5%
Carpenter Technology	12,100	$431,486
Cytec Industries	8,750	433,300
FMC	7,200	526,320

		1,391,106

Telecommunication Services — 3.8%
MetroPCS Communications* (A)	47,400	493,434
SBA Communications, Cl A*	11,900	467,194

		960,628

Total Common Stock (Cost $18,475,886)		23,490,409

CASH EQUIVALENTS** — 29.9%
AIM STIT-Government & Agency Portfolio, 0.020%	1,406,841	1,406,841
Dreyfus Institutional Cash Advantage Fund, 0.219% (B)	575,993	575,993
FFI Select Institutional Fund, 0.236% (B)	1,911,232	1,911,232
Fidelity Institutional Prime Money Market Fund, 0.261% (B)	1,691,230	1,691,230
Western Asset Inst Cash Reserve, 0.255% (B)	1,921,853	1,921,853

Total Cash Equivalents (Cost $7,507,149)		7,507,149

REPURCHASE AGREEMENTS (B) — 6.8%
HSBC Securities
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $435,628 (collateralized by a U.S. Treasury Obligation, par value $409,098, 4.500%, 8/15/39; with total market value $444,429)	$435,620	435,620
HSBC Securities
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $1,281,275 (collateralized by a American Tower Trust CMO & Brunel Residential Mortgage Securitization CMO, ranging in par value $774,122-$844,334, 0.389%- 0.446%, 4/15/37-1/13/39; with total market value $1,409,362)	1,281,235	1,281,235

Total Repurchase Agreements (Cost $1,716,855)		1,716,855

Total Investments — 130.2% (Cost $27,699,890) †		$32,714,413

Percentages are based on Net Assets of $25,121,219.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of October 31, 2010.

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LKCM SMALL-MID CAP EQUITY FUND OCTOBER 31, 2010 (Unaudited)

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $7,612,897.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $7,817,163.

Cl	— Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $27,699,890, and the unrealized appreciation and depreciation were $5,264,671 and $(250,148) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,490,409	$—	$—	$23,490,409
Cash Equivalents	7,507,149	—	—	7,507,149
Repurchase Agreements	—	1,716,855	—	1,716,855

Total Investments in Securities	$30,997,558	$1,716,855	$—	$32,714,413

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0600

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II
By	\s\ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	\s\ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010

By	\s\ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: December 23, 2010